RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2011
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

4. RECENT ACCOUNTING PRONOUNCEMENTS

Fair Value Disclosures

 In January 2010, the FASB issued amended standards requiring additional fair value disclosures. The amended standards require disclosures of transfers in and out of Levels 1 and 2 of the fair value hierarchy, as well as requiring gross basis disclosures for purchases, sales, issuances and settlements within the Level 3 reconciliation. Additionally, the update clarifies the requirement to determine the level of disaggregation for fair value measurement disclosures and to disclose valuation techniques and inputs used for both recurring and nonrecurring fair value measurements in either Level 2 or Level 3. The Company adopted the new guidance effective in the first quarter of fiscal 2010, except for the disclosures related to purchases, sales, issuance and settlements, which were effective for the Company beginning in the first quarter of fiscal 2011. The adoption of the new standard did not have a significant impact on the Company's consolidated financial statements.

Goodwill Impairment Guidance

In September 2011, the FASB issued an Update to simplify how public entities test goodwill for impairment. The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted including for annual and interim impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The amendment will be adopted by the Company in the first quarter of 2012. The adoption of the new amendments is not expected to have a significant impact on the Company’s consolidated financial statements.

Fair Value Measurement

 In May 2011, the FASB issued amendments to achieve common fair value measurement and disclosure requirements. The new guidance (i) prohibits the grouping of financial instruments for purposes of determining their fair values when the unit of accounting is specified in another guidance, unless the exception provided for portfolios applies and is used; (ii) prohibits application of a blockage factor in valuing financial instruments with quoted prices in active markets; and (iii) extends that prohibition to all fair value measurements. Premiums or discounts related to size as a characteristic of the entity’s holding (that is, a blockage factor), instead of as a characteristic of the asset or liability (for example, a control premium), are not permitted. A fair value measurement that is not a Level 1 measurement may include premiums or discounts other than blockage factors when market participants would incorporate the premium or discount into the measurement at the level of the unit of accounting specified in another guidance. The new guidance aligns the fair value measurement of instruments classified within an entity’s shareholders’ equity with the guidance for liabilities. As a result, an entity should measure the fair value of its own equity instruments from the perspective of a market participant that holds the instruments as assets. The disclosure requirements have been enhanced. The most significant change will require entities, for their recurring Level 3 fair value measurements, to disclose quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements. In addition, entities must report the level in the fair value hierarchy of assets and liabilities not recorded at fair value but where fair value is disclosed. The new guidance is effective for interim and annual periods beginning on or after December 15, 2011, with early adoption prohibited. The new guidance will require prospective application. The adoption of the new standard is not expected to have a significant impact on the Company’s consolidated financial statements.

Presentation of Comprehensive Income

In June 2011, the FASB issued an Update regarding the presentation of comprehensive income. According to the update, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. On December 23, 2011 the FASB issued an amendment to the new standard on comprehensive income to defer the requirement to measure and present reclassification adjustments from accumulated other comprehensive income to net income by income statement line item in net income and also in other comprehensive income. Regardless of whether an entity chooses to present comprehensive income in a single continuous statement or in two separate but consecutive statements, the entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. The adoption of the new amendments did not have a significant impact on NewLead Holdings’ consolidated financial statements. There were no items of comprehensive income arising in any of the periods presented.